PATENTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Finite-Lived Intangible Asset, Useful Life					20 years
Amortization of Intangible Assets	$ 1,134	$ 9	$ 3,402	$ 1,428	$ 2,810	$ 1,878